Impairment	6 Months Ended
Jun. 30, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment

19.	Impairment
19.1.	Impairment of property, plant and equipment and intangible assets

The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable, as well as the reversal of impairment losses recognized in previous years.

In the first half of 2021, impairment losses were recognized, in the amount of US$ 180, mainly due to:

•	Oil and gas production and drilling equipment in Brazil: the Company decided for the definitive discontinuation of use of platforms P-33 and P-26, in the Marlim field, resulting in their exclusion of CGU North group and testing for impairment as separate assets, with the recognition of a US$ 190 impairment loss;
•	Energy: approval for the sale of thermoelectric power plants Arembepe, Muryci and Bahia 1, located in Camaçari, in the state of Bahia. As a result, considering fair value net of selling expenses, a US$ 79 impairment loss was accounted for in the second quarter of 2021;
•	Producing properties relating to oil and gas activities in Brazil: the Company assesses for impairment of producing properties considering fair value net of selling expenses, resulting in a US$ 61 impairment reversal in the second quarter of 2021, mainly due to the approval for sale of the Papa-Terra field, located in the Campos Basin, state of Rio de Janeiro (a US$ 41 impairment reversal); and
•	Oil and gas production and drilling equipment abroad: the Company decided to use in producing fields in the Santos basin, certain equipment that were previously part of platforms P-72 and P-73. Thus, considering estimated future cash flows for these assets, the Company recognized a US$ 27 impairment reversal.

In the first half of 2020, impairment losses were recognized due to the significant and adverse effects on the oil and oil products market arising from: (i) the outbreak of the COVID-19 pandemic and its effects on the economic activity, and (ii) failure in negotiations between members of Organization of the Petroleum Exporting Countries (OPEC) and its allies to define production levels, which contributed to an increase in the global oil supply with a significant reduction in price in early March 2020.

These events led the Company to adopt a set of measures, aiming at preserving cash generation, as well as to revise its key assumptions such as Brent prices, exchange rates, oil product spreads, among others and, in the first quarter of 2020, impairment losses were recognized in the amount of US$ 13,371, primarily due to:

(i) US$ 11,798 relating to the effect of updated assumptions in the estimation of the recoverable amount of several E&P fields, notably in the following Cash Generating Units (CGU): Roncador, Marlim Sul, North group, Albacora Leste, Berbigão-Sururu group, CVIT group and Mexilhão; and

(ii) US$ 1,356 relating to the hibernation of fields and platforms in shallow waters, affecting CGUs North group, Ceará-Mar group and Ubarana group, as well as Caioba, Guaricema and Camorim fields.

On November 25, 2020, management concluded and approved its 2021-2025 Strategic Plan, updating economic assumptions, as well as its project portfolio and estimates of reserve volumes, which support the impairment tests conducted in that reporting period. Thus, impairment reversals were accounted for in the last quarter of 2020, in the amount of US$ 6,019, mainly on producing properties relating to oil and gas activities in Brazil.

19.2.	Investment in publicly traded associate (Petrobras Distribuidora S.A. – BR Distribuidora)

On August 26, 2020 the Company’s Board of Directors approved the disposal of the remaining interest in this Company and, on June 30, 2021, approved the price per common share of BR Distribuidora in the amount of US$ 5.20 (R$ 26.00) for the secondary public offering (follow on) of these shares, totaling US$ 2,252 (R$ 11,264 million), net of transaction costs.

Accordingly, considering the sale of the shares and the cash flows arising from this sale, a US$ 404 impairment reversal was accounted for in the six-month period ended June 30, 2021.